Earnings per share (EPS) (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations
The Company applies the if-converted method to determine the earnings per share impact for the convertible Series F preferred shares.

	Three months ended September 30, 2016			Three months ended September 30, 2015
	Earnings (numerator)	Shares (denominator)	Per share amount	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings (loss)	$(184,034)			$20,490
Less preferred share dividends:
Series C	—			(8,422)
Series D	(2,475)			(2,537)
Series E	(2,769)			(2,784)
Series F	(2,433)			—
Series G	(3,014)			—
Series H	(2,412)			—
Series C preferred share repurchases	—			(22)
Basic EPS:
Earnings (loss) attributable to common shareholders	$(197,137)	106,000,000	$(1.86)	$6,725	99,769,000	$0.07
Effect of dilutive securities:
Share-based compensation	—	—		—	59,000
Diluted EPS(1):
Earnings (loss) attributable to common shareholders	$(197,137)	106,000,000	$(1.86)	$6,725	99,828,000	$0.07
	Nine Months Ended September 30, 2016			Nine Months Ended September 30, 2015
	Earnings (numerator)	Shares (denominator)	Per share amount	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings (loss)	$(140,481)			$123,179
Less preferred share dividends:
Series C	(14,420)			(25,285)
Series D	(7,425)			(7,611)
Series E	(8,307)			(8,352)
Series F	(3,622)			—
Series G	(3,407)			—
Series H	(2,412)			—
Series C preferred share repurchases	—			(22)
Basic EPS:
Earnings (loss) attributable to common shareholders	$(180,074)	101,763,000	$(1.77)	$81,909	98,998,000	$0.83
Effect of dilutive securities:
Share-based compensation	—	—		—	57,000
Diluted EPS(1):
Earnings (loss) attributable to common shareholders	$(180,074)	101,763,000	$(1.77)	$81,909	99,055,000	$0.83

(1)

The unexercised share-based compensation awards and convertible Series F preferred shares are not included in the computation of diluted EPS for the three and nine months ended September 30, 2016, because its effects are anti-dilutive for the period.